Average Annual Total Returns - FidelityAssetManagerFunds-RetailComboPRO - FidelityAssetManagerFunds-RetailComboPRO - Fidelity Asset Manager 50%	Nov. 29, 2022
Fidelity Asset Manager 50% | Return Before Taxes
Average Annual Return:
Past 1 year	9.85%
Past 5 years	9.97%
Past 10 years	8.60%
Fidelity Asset Manager 50% | After Taxes on Distributions
Average Annual Return:
Past 1 year	8.88%
Past 5 years	8.74%
Past 10 years	7.23%
Fidelity Asset Manager 50% | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	6.14%
Past 5 years	7.48%
Past 10 years	6.45%
SP001
Average Annual Return:
Past 1 year	28.71%
Past 5 years	18.47%
Past 10 years	16.55%
F0001
Average Annual Return:
Past 1 year	9.11%
Past 5 years	9.45%
Past 10 years	8.29%